PROPERTY AND EQUIPMENT AND INTANGIBLE ASSETS (Details 1) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Less accumulated amortization	$ (173,715)	$ (138,637)	$ (95,119)
Intangible assets, net	1,033,923	900,472	894,510
Intellectual Property [Member]
Intellectual Property	814,582	814,582	814,582
Patents [Member]
Intellectual Property	$ 393,056	$ 224,527	$ 175,047